Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income, Securities, Operating, by Taxable Status [Abstract]
Taxable	$ 1,878	$ 1,778	$ 1,634
Non-taxable	200	223	232
Total interest income from investment securities	$ 2,078	$ 2,001	$ 1,866